ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Product Information [Line Items]
Loans payable	$ 32,796,345	$ 31,254,345
Allowance for doubtful accounts receivable	68,000	39,000
Inventory valuation reserves	$ 959,000	195,000
Depreciation life	48 months
Deferred development costs	$ 0	0
Description of deferred tax assets and liabilities	The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%
Payment for stock based compensation warrants	$ 1,521,000	499,500
Incentive Compensation Plan [Member]
Product Information [Line Items]
Payment for stock based compensation warrants	$ 1,521,000	$ 499,500
Minimum [Member]
Product Information [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Product Information [Line Items]
Estimated useful lives	5 years
Two Customer [Member]
Product Information [Line Items]
Percentage of revenue	56.00%	45.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable	72.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable		48.00%
Controller [Member]
Product Information [Line Items]
Loans additions	$ 28,540,506	$ 26,540,506
Loans percentage	87.00%	85.00%